Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 760	$ 744	$ 705
Increase relating to prior year tax positions, Unrecognized tax benefits	115	88	52
Decrease relating to prior year tax positions, Unrecognized tax benefits	(76)	(21)	(33)
Increase relating to current year tax positions, Unrecognized tax benefits	223	167	155
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(23)	(96)	(38)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(75)	(95)	(62)
Exchange rate differences, Unrecognized tax benefits	101	(27)	(35)
Unrecognized tax benefits, balance at end of period	1,025	760	744
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	172	145	146
Increase relating to prior year tax positions, penalties and interest	103	74	38
Decrease relating to prior year tax positions, penalties and interest	(37)	(20)	(3)
Increase relating to current year tax positions, penalties and interest		13
Decrease due to settlements with tax authorities, penalties and interest	(2)	(21)	(13)
Decrease as a result of the applicable statute of limitations, penalties and interest	(12)	(13)	(15)
Exchange rate differences, penalties and interest	18	(6)	(8)
Ending balance of penalties and interest related to unrecognized tax benefits	242	172	145
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	932	889	851
Increase relating to prior year tax positions	218	162	90
Decrease relating to prior year tax positions	(113)	(41)	(36)
Increase relating to current year tax positions	223	180	155
Decrease due to settlements with tax authorities	(25)	(117)	(51)
Decrease as a result of the applicable statute of limitations	(87)	(108)	(77)
Exchange rate differences	119	(33)	(43)
Balance at end, which would, if recognized, affect the effective tax rate	1,267	932	889
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	193	$ 132	$ 127
Expected resolution of uncertain tax positions, pending cases	$ 32